Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 4,122,394	$ 4,009,784
Restricted cash	4,366,891	2,333,607
Certificates of deposit	105,707	1,539,082
Accounts receivable, net	23,911,326	20,915,134
Advances to supplier, net	612,655	639,947
Inventories, net	20,775,035	16,731,704
Security deposits for sale leaseback	771,814
Prepaid expenses and other current assets	2,347,300	1,660,978
Total Current Assets	57,013,122	47,830,236
Property, plant and equipment, net	48,478,612	33,802,047
Intangible assets, net	9,878,594	9,447,486
Prepayments for construction and equipment purchases	527,568	2,192,236
Security deposits for sale leaseback - long term	543,996	723,206
Other assets	287,741	269,329
Total Assets	116,729,633	94,264,540
Current Liabilities:
Short term borrowings	29,696,842	17,790,962
Bank notes payable	5,035,849	2,556,768
Advances from customers	588,143	604,873
Accounts payable	14,175,530	16,333,445
Accrued and other liabilities	2,933,015	2,195,853
Other payable - sale leaseback	2,755,931	1,931,076
Taxes payable	289,804	164,571
Deferred gains	87,605	650,343
Due to Related party		53,082
Total Current Liabilities	55,562,719	42,280,973
Long term payable - sale leaseback	1,371,359	1,675,314
Long term borrowings	1,801,887	836,471
Total Liabilities	58,735,965	44,792,758
Commitments and contingencies
Shareholders' Equity
Common stock: $0.001 par value, 70,000,000 shares authorized, 15,780,205 and 15,756,500 shares issued and outstanding as of December 31, 2017 and December 31, 2016, respectively	15,781	15,757
Additional paid in capital	29,904,285	29,845,442
Statutory reserve	4,617,039	4,017,957
Retained earnings	22,654,848	16,976,133
Accumulated other comprehensive income (loss)	651,597	(1,520,750)
Total Fuling Global Inc.'s equity	57,843,550	49,334,539
Non-controlling interest	150,118	137,243
Total Shareholders' Equity	57,993,668	49,471,782
Total Liabilities and Shareholders' Equity	$ 116,729,633	$ 94,264,540